Post-Employment and Other Non-current Employee Benefits - Additional Information (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Employee profit sharing	$ 1,068	$ 673
Actuarial Assumption of Discount Rates
Disclosure of defined benefit plans [line items]
Impact on absolute terms of variation in the assumptions on net defined benefit liability	1.00%
Percentage of significant actuarial assumptions	1.00%
Subsidiaries
Disclosure of defined benefit plans [line items]
Percentage of plan asset investment for related parties	30.00%
Mexican Federal Government Instruments
Disclosure of defined benefit plans [line items]
Percentage of fund assets	10.00%